March 20, 2025

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Dupree Mutual Funds (File Nos. 811-02918 and [ ])

Dear Sir/Madam:

On behalf of Dupree Mutual Funds, (the “Trust”), a registered open-end investment company, we hereby submit, via electronic filing, an information statement/prospectus under the Securities Act of 1933, as amended, on Form N-14. The information statement/prospectus is filed in connection with the planned reorganization of the Kentucky Tax-Free Short-to-Medium Series with and into the Kentucky Tax-Free Income Series, the Tennessee Tax-Free Short-to-Medium Series with and into the Tennessee Tax-Free Income Series, and the North Carolina Tax-Free Short-to-Medium Series with and into the North Carolina Tax-Free Income Series, each a series of the Trust.

If you have any questions, please contact me at (614) 469-3297.

Very truly yours,

/s/ Michael V. Wible

Michael V. Wible